Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

Note 15. Leases:

Leases prior to the adoption of the new Lease Standard

Stratasys leases real estate, cars and equipment for use in its operations, which are classified as operating leases. In addition to rent, the leases may require the Company to pay directly for fees, insurance, maintenance and other operating expenses. Rental expense for the year ended December 31, 2018 and 2017 were $8.2 million and $10.0 million, respectively.

Leases following the adoption of the new Lease Standard

The Company adopted the new lease accounting guidance on January 1, 2019, using a modified retrospective transition approach, with certain practical expedients, and as a result did not adjust prior periods. Following the adoption, the Company recognized right-of-use assets of $27.4 million and lease liabilities of $27.9 million for its operating leases. The Company does not have finance leases.

The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, The Company classifies the lease as a finance lease; otherwise, the Company classifies the lease as an operating lease. When determining lease classification, the Company’s approach in assessing two of the mentioned criteria is: (i) generally 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) generally 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset.

Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in the consolidated balance sheet.

ROU assets represent Stratasys's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease components for all of the Company leases, other than leases of real estate.

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STRATASYS LTD. NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Lease terms will include options to extend or terminate the lease when it is reasonably certain that Stratasys will exercise or not exercise the option to renew or terminate the lease.

The Company is a party to several lease agreements for its facilities, the latest of which has been extended until midst 2026. The Company has the option to extend certain agreements for additional periods, the earliest of which is until the end of January 2024 and the latest is until the end of October 2028. During the extended lease period, the aggregate annually rental payments will increase by 2%-3% each year.

The company also leases vehicle for its employees with different commencement and ending periods in Israel and Germany solely.

Operating lease expenses are recognized on a straight-line basis.

The company’s operating lease cost for the twelve months ended December 31, 2019 were as follows:

December 31,
2019
(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	8,564
Total operating lease cost	8,564

Cash flow and other information related to operating leases as follows:

December 31,
2019
(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	9,685
Right-of-use assets obtained in exchange for new operating lease liabilities	7,246

December 31,
2019
(U.S. $ in thousands)
Weighted-average remaining lease term — operating leases	3.18
Weighted-average discount rate — operating leases	4.72%

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STRATASYS LTD. NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Maturities of operating lease liabilities were as follows:

December 31, 2019
(U.S. $ in thousands)
2020	9,456
2021	6,853
2022	3,657
2023	2,042
2024	1,018
2025 and thereafter	116
Total operating lease payments	23,142
Less: imputed interest	(1,406)
Present value of lease liabilities	21,737

December 31, 2018
(U.S. $ in thousands)
2019	8,445
2020	6,440
2021	4,362
2022	3,265
2023	1,894
Thereafter	593
24,999